OTHER LIABILITIES	9 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of September 30, 2021 and December 31, 2020 is as follows:

	September 30, 2021	December 31, 2020
	(in millions)
Advances on buy-back agreements	$1,149	$1,355
Warranty and campaign programs	1,003	995
Marketing and sales incentive programs	1,514	1,324
Tax payables	745	654
Accrued expenses and deferred income	659	672
Accrued employee benefits	880	681
Lease liabilities	402	453
Legal reserves and other provisions	317	332
Contract reserve	390	389
Contract liabilities(1)	1,387	1,381
Restructuring reserve	69	76
Other	1,212	1,100
Total	$9,727	$9,412
(1)Contract liabilities include $705 million and $740 million at September 30, 2021 and December 31, 2020, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2021 and 2020 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Balance at beginning of period	$1,026	$903	$995	$919
Current year additions	188	180	601	522
Claims paid	(172)	(171)	(523)	(493)
Currency translation adjustment and other	(39)	20	(70)	(16)
Balance at end of period	$1,003	$932	$1,003	$932
Restructuring Expense
The Company incurred restructuring expenses of $22 million and $7 million during the three months ended September 30, 2021 and 2020, respectively. The Company incurred restructuring expenses of $32 million and $19 million during the nine months ended September 30, 2021 and 2020, respectively.